Average Annual Total Returns{- Fidelity Advisor® Communications Equipment Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Communications Equipment Fund	Fidelity Advisor Communications Equipment Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Communications Equipment Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Communications Equipment Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Communications Equipment Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Communications Equipment Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Communications Equipment Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Communications Equipment Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Communications Equipment Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Communications Equipment Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Communications Equipment Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Communications Equipment Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Communications Equipment Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Communications Equipment Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Communications Equipment Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Communications Equipment Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Communications Equipment Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Communications Equipment Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Communications Equipment Fund - Class I Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1530 Past 1 year	F1530 Past 5 years	F1530 Past 10 years
Total	(0.96%)	3.93%	6.86%	(0.96%)	3.31%	6.50%	(0.57%)	2.98%	5.52%	1.18%	4.17%	6.85%	3.33%	4.38%	6.70%	5.43%	5.45%	7.76%	31.49%	11.70%	13.56%	6.09%	5.32%	6.46%